Share warrant obligation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share warrant obligation
Beginning balance	$ 1,278	$ 13,035
Fair value adjustment	(265)	(10,605)
Ending balance	1,013	2,430
Public Warrants
Share warrant obligation
Beginning balance	852	7,575
Fair value adjustment	(177)	(5,955)
Ending balance	675	1,620
Private Warrants
Share warrant obligation
Beginning balance	426	5,460
Fair value adjustment	(88)	(4,650)
Ending balance	$ 338	$ 810